DEBT - Total Debt (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt
Long-term debt, current portion	$ 103,836	$ 105,998
Long-term debt, non-current portion	386,586	500,635
Total debt	490,422	606,633
Line of Credit
Debt
Long-term debt, non-current portion	0	0
Senior notes
Debt
Long-term debt, current portion	103,836	105,998
Long-term debt, non-current portion	386,586	$ 500,635
Total debt	$ 490,422